Consolidated Financial Position (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and short-term investments	$ 3,592	$ 4,867	$ 2,736
Receivables - trade and other	8,494	5,611	9,397
Receivables - finance	8,298	8,301	8,731
Deferred and refundable income taxes	931	1,216	1,223
Prepaid expenses and other current assets	908	862	1,017
Inventories	9,587	6,360	8,781
Total current assets	31,810	27,217	31,885
Property, plant and equipment - net	12,539	12,386	12,524
Long-term receivables - trade and other	793	971	1,479
Long-term receivables - finance	11,264	12,279	14,264
Investments in unconsolidated affiliated companies	164	105	94
Noncurrent deferred and refundable income taxes	2,493	2,714	3,311
Intangible assets	805	465	511
Goodwill	2,614	2,269	2,261
Other assets	1,538	1,632	1,453
Total assets	64,020	60,038	67,782
Short-term borrowings:
Machinery and Power Systems	204	433	1,632
Financial Products	3,852	3,650	5,577
Accounts payable	5,856	2,993	4,827
Accrued expenses	2,880	2,641	3,254
Accrued wages, salaries and employee benefits	1,670	797	1,242
Customer advances	1,831	1,217	1,898
Dividends payable	281	262	253
Other current liabilities	1,521	1,281	1,450
Long-term debt due within one year:
Machinery and Power Systems	495	302	456
Financial Products	3,430	5,399	5,036
Total current liabilities	22,020	18,975	25,625
Long-term debt due after one year:
Machinery and Power Systems	4,505	5,652	5,736
Financial Products	15,932	16,195	17,098
Liability for postemployment benefits	7,584	7,420	9,975
Other liabilities	2,654	2,496	2,634
Total liabilities	52,695	50,738	61,068
Commitments and contingencies (Notes 20 and 21)
Redeemable noncontrolling interest (Note 24)	461	477	524
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2010, 2009 and 2008 - 814,894,624) at paid-in amount	3,888	3,439	3,057
Treasury stock: (2010 - 176,071,910 shares; 2009 - 190,171,905 shares and 2008 - 213,367,983 shares) at cost	(10,397)	(10,646)	(11,217)
Profit employed in the business	21,384	19,711	19,826
Accumulated other comprehensive income (loss)	(4,051)	(3,764)	(5,579)
Noncontrolling interests	40	83	103
Total stockholders' equity	10,864	8,823	6,190
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 64,020	$ 60,038	$ 67,782